BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254Y 505

Amendment to Notice of Special Rate Period

May 19, 2020

BlackRock MuniYield New Jersey Fund,
Inc.
100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Amended and Restated Articles Supplementary

Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated June 19, 2019 (the “Articles Supplementary”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from June 17, 2020 to June 17, 2021 in accordance with the terms of the Amended and Restated Notice of Special Rate Period, dated June 19, 2019 (the “Notice of Special Rate Period”).

     The last day of the Special Rate Period shall be June 17, 2021, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

     As of May 19, 2020, the section entitled “Special Redemption Provisions” in the Notice of Special Rate Period is hereby deleted in its entirety.

     Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

[Signature Page Follows]

NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniYield New Jersey Fund, Inc.

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

[Signature Page – MYJ Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

Wells Fargo Bank, National Association 375 Park Avenue New York, NY 10152 Attention: Adam Joseph Telephone: (212) 214-5502 Facsimile: (212) 214-8971 Email: adam.joseph@wellsfargo.com

Wells Fargo Securities LLC MAC D1086-051

550 South Tryon Street, Charlotte, NC 28202 Attention: Jeffrey Gass/Carolyn Hurley

Email: jeffrey.gass@wellsfargo.com/carolyn.hurley@wellsfargo.com The Depository Trust Company LensNotice@dtcc.com